UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment |_|; Amendment Number:
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  MARBLE HARBOR INVESTMENT COUNSEL, LLC

   Address:               101 FEDERAL STREET, SUITE 2505
                          BOSTON, MA  02110

   Form 13F File Number:  028-12079

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Paul R. Davis

   Title:                 Managing Member

   Phone:                 617-956-6710

   Signature, Place, and Date of Signing:

     /s/ Paul R. Davis            Boston, MA              02/08/2012
     -----------------          -------------             ----------
        (Signature)             (City, State)               (Date)

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                114

Form 13F Information Value Total (thousands):     $247,084


List of Other Included Managers: NONE

Form 13F-HR Information Table

                               Title of                     VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                   Class            CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                   -----            -----    --------  -------  ---  ----  ----------  --------  ----   ------   ----
3M Company                     Common            88579Y101     4770    58373  SH           SOLE                56373            2000
Abbott Laboratories            Common            002824100    12459   221577  SH           SOLE               200877           20700
Aflac Inc                      Common            001055102     2681    61990  SH           SOLE                54490            7500
Air Products & Chemicals Inc   Common            009158106     3903    45826  SH           SOLE                44054            1772
Altria Group Inc               Common            02209s103      306    10325  SH           SOLE                 9525             800
American Express               Common            025816109      358     7600  SH           SOLE                 7600               0
Anadarko Petroleum Corp.       Common            032511107      226     2964  SH           SOLE                 2964               0
Annaly Capital Management Inc  Common            035710409      205    12900  SH           SOLE                12900               0
Apache Corp                    Common            037411105     1032    11400  SH           SOLE                 9300            2100
Apple Inc                      Common            037833100      240      593  SH           SOLE                  593               0
Archer-Daniels-Midland Co      Common            039483102      291    10200  SH           SOLE                10200               0
AT&T Inc                       Common            00206R102     1900    62851  SH           SOLE                61251            1600
Automatic Data Processing Inc  Common            053015103     8753   162076  SH           SOLE               147586           14490
Bank of Hawaii Corp            Common            062540109     3182    71530  SH           SOLE                67580            3950
Bank of New York Mellon Corp   Common            064058100      261    13144  SH           SOLE                13144               0
Berkshire Hathaway Inc         CL B              084670702     1060    13900  SH           SOLE                12700            1200
Boeing                         Common            097023105      418     5710  SH           SOLE                 5710               0
BP Plc                         Sponsored ADR     055622104      907    21235  SH           SOLE                21235               0
Canadian Natural Resources     Common            136385101      250     6700  SH           SOLE                 6700               0
C R Bard Inc                   Common            067383109      265     3100  SH           SOLE                 1300            1800
Chevron Corp                   Common            166764100     2214    20816  SH           SOLE                20508             308
Chubb Corp                     Common            171232101      656     9488  SH           SOLE                 9488               0
Cisco Systems Inc              Common            17275R102     7074   391288  SH           SOLE               364338           26950
Coca-Cola Co                   Common            191216100     5889    84175  SH           SOLE                75419            8756
Colgate-Palmolove              Common            194162103      851     9219  SH           SOLE                 9219               0
ConocoPhillips                 Common            20825C104      619     8504  SH           SOLE                 8504               0
Costco Wholesale Corp          Common            22160K105      408     4900  SH           SOLE                 4900               0
Covidien PLC                   Common            G2554F113      582    12947  SH           SOLE                12947               0
Danaher Corp Com               Common            235851102      736    15650  SH           SOLE                15650               0
Dell Inc                       Common            24702R101      161    11050  SH           SOLE                 9100            1950
Dentsply International
  Inc Com                      Common            249030107      272     7800  SH           SOLE                 7800               0
Diageo PLC                     Sponsored ADR     25243Q205     2230    25520  SH           SOLE                24112            1408
Dominion Resources Inc VA
  (New)                        Common            25746u109      307     5800  SH           SOLE                 5800               0
Duke Energy Holding Corp       Common            26441C105      754    34280  SH           SOLE                34280               0
E I Dupont Denemours & Co      Common            263534109     1214    26537  SH           SOLE                26537               0
Ebay Inc                       Common            278642103     2515    82950  SH           SOLE                75850            7100
Ecolab Inc                     Common            278865100     2780    48094  SH           SOLE                41390            6704
Edwards Lifesciences Corp      Common            28176e108     1269    17950  SH           SOLE                17950               0
Eli Lilly & Co                 Common            532457108      286     6900  SH           SOLE                 6000             900
EMC Corp                       Common            268648102     1171    54400  SH           SOLE                54400               0
Emerson Electric               Common            291011104     2224    47742  SH           SOLE                40942            6800
Enterprise Products Prtn LP    Common            293792107      208     4500  SH           SOLE                 4500               0
Exelon Corp                    Common            30161N101      292     6750  SH           SOLE                 6750               0
Expeditors Intl of
   Washington Inc              Common            302130109     2563    62584  SH           SOLE                58684            3900
Exxon Mobil Corp               Common            30231G102    18245   215259  SH           SOLE               206399            8860
Fiserv                         Common            337738108     3930    66912  SH           SOLE                58712            8200
General Electric               Common            369604103     7914   441889  SH           SOLE               409254           32635
Google Inc                     CL A              38259p508      456      706  SH           SOLE                  656              50
Healthcare Realty Tr Inc       Common            421946104     4865   261743  SH           SOLE               241343           20400
Hewlett-Packard Co             Common            428236103      443    17232  SH           SOLE                17232               0
Hingham Institutional Savings  Common            433323102      209     4378  SH           SOLE                 2367            2011
Hologic Inc                    Common            436440101      181    10360  SH           SOLE                10360               0
Home Depot                     Common            437076102      325     7750  SH           SOLE                 5800            1950
Huntington Bancshares Inc      Common            446150104      247    45013  SH           SOLE                29614           15399
Idexx Labs Inc                 Common            45168D104     1205    15670  SH           SOLE                13570            2100
Intel Corp                     Common            458140100     2095    86427  SH           SOLE                81527            4900
Intl Business Machines         Common            459200101     2599    14139  SH           SOLE                13839             300
Iron Mountain Inc              Common            462846106     6406   208008  SH           SOLE               189480           18528
Ishares Tr                     Barclays TIPS BD  464287176      291     2500  SH           SOLE                 2500               0
Johnson & Johnson              Common            478160104     3626    55293  SH           SOLE                55193             100
Johnson Controls Inc           Common            478366107     1109    35480  SH           SOLE                30780            4700
JP Morgan Chase & Co           Common            46625H100      672    20237  SH           SOLE                20237               0
Kimberly-Clark Corp            Common            494368103      866    11778  SH           SOLE                11478             300
Kinder Morgan Energy Partner   UT Ltd Partner    494550106      310     3650  SH           SOLE                 3650               0
Kraft Foods Inc                CL A              50075n104      248     6663  SH           SOLE                 5701             962
Linear Technology Corp         Common            535678106     5139   171160  SH           SOLE               153756           17404
McDonald's Corp                Common            580135101     3805    37925  SH           SOLE                37925               0
Mead Johnson Nutrition         Common            582839106      275     4009  SH           SOLE                 4009               0
Medtronic Inc                  Common            585055106     2965    77526  SH           SOLE                69326            8200
Merck & Co                     Common            589331107     2289    60725  SH           SOLE                57425            3300
Microsoft Corp                 Common            594918104     5398   207961  SH           SOLE               192901           15060
Molex Inc                      CL A              608554200     4317   218300  SH           SOLE               206100           12200
MRV Communications Inc         Common            553477100       10    12000  SH           SOLE                    0           12000
Newmont Mining Corp            Common            651639106      311     5190  SH           SOLE                 5190               0
Northern Trust Corp            Common            665859104     4231   106685  SH           SOLE               100435            6250
Novellus Systems Inc           Common            670008101      280     6800  SH           SOLE                 6800               0
Oneok Inc                      Common            682680103      277     3200  SH           SOLE                 3200               0
O'Reilly Automotive Inc        Common            686091109     3779    47279  SH           SOLE                47279               0
Parker Hannifin Corp           Common            701094104      313     4115  SH           SOLE                 4115               0
Pepsico Inc                    Common            713448108     7152   107798  SH           SOLE               106298            1500
Petsmart Inc                   Common            716768106     3304    64430  SH           SOLE                55330            9100
Pfizer Inc                     Common            717081103     8549   395083  SH           SOLE               371231           23852
Philip Morris Int'l            Common            718172109      692     8820  SH           SOLE                 8020             800
Praxair Inc                    Common            74005p104     1319    12346  SH           SOLE                12346               0
Procter & Gamble Co            Common            742718109    14636   219405  SH           SOLE               214330            5075
Progressive Corp (Ohio)        Common            743315103     1397    71614  SH           SOLE                51914           19700
Qualcomm Inc                   Common            747525103      694    12690  SH           SOLE                12690               0
Royal Bank of Canada           Common            780087102      350     6874  SH           SOLE                 6874               0
Royal Dutch Shell PLC          Spons ADR A       780259206      916    12542  SH           SOLE                12542               0
Schlumberger                   Common            806857108     4884    71500  SH           SOLE                65940            5560
Sigma-Aldrich Corp             Common            826552101     1312    21020  SH           SOLE                21020               0
Southern Co                    Common            842587107      336     7280  SH           SOLE                 7280               0
Spectra Energy Corp            Common            847560109      415    13500  SH           SOLE                13500               0
SPDR Gold Trust                Gold SHS          78463v107      238     1570  SH           SOLE                 1570               0
Stericycle Inc                 Common            858912108     2783    35718  SH           SOLE                31918            3800
Stryker Corp                   Common            863667101     1490    29986  SH           SOLE                26886            3100
Swedish Expt CR Corp           ROG TTL ETN 22    870297801      267    31411  SH           SOLE                31411               0
Target Corp                    Common            87612e106      257     5035  SH           SOLE                 5035               0
Teva Phamaceutical Inds Ltd    Common            881624209     1939    48051  SH           SOLE                48051               0
TE Connectivity Ltd            Reg SHS           h84989104      340    11046  SH           SOLE                10996              50
Tyco International Ltd         Common            h89128104      554    11863  SH           SOLE                11813              50
Unilever NV                    NY Shs New        904784709      529    15400  SH           SOLE                15400               0
United Technologies Corp       Common            913017109     1783    24399  SH           SOLE                24399               0
Vanguard Intl Equity Index
  Fund                         MSCI Emr Mkt ETF  922042858     3385    88605  SH           SOLE                86605            2000
Vanguard Index FDS             Growth ETF        922908736      379     6144  SH           SOLE                 6144               0
Vodafone Group PLC New         Spons ADR         92857W209     3456   123322  SH           SOLE               116070            7252
Vornado Realty Trust           Common            929042109      249     3246  SH           SOLE                 2846             400
Wal-Mart Stores Inc            Common            931142103     3044    50950  SH           SOLE                44150            6800
Walgreen Co                    Common            931422109     3217    97328  SH           SOLE                89228            8100
Walt Disney Holding Co         Common            254687106      629    16790  SH           SOLE                16790               0
Wells Fargo & Co               Common            949746101     3047   110589  SH           SOLE               105279            5310
Western Gas Partners           Common            958254104     2550    61811  SH           SOLE                59511            2300
Wisconsin Energy               Common            976657106      262     7500  SH           SOLE                 7500               0
Zimmer Holdings Inc            Common            98956P102      357     6687  SH           SOLE                 4835            1852